Financial Instruments, Financial Risks and Capital Risks Management - Summary of Single Customers who Represent 10% or More of the Group's Total Revenue (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Disclosure in tabular form of concentration of revenue from major customers [line items]
Amount of the Group's revenue	$ 8,079,474	RM 35,569,882	RM 47,475,042	RM 3,648,406
Customer Concentration [member] | Revenue [member] | Customer A [member]
Disclosure in tabular form of concentration of revenue from major customers [line items]
Amount of the Group's revenue	4,347,415	19,139,493	22,081,000
Customer Concentration [member] | Revenue [member] | Customer B [Member]
Disclosure in tabular form of concentration of revenue from major customers [line items]
Amount of the Group's revenue	$ 2,149,295	RM 9,462,273	RM 9,627,000
Customer Concentration [member] | Revenue [member] | Customer C [member]
Disclosure in tabular form of concentration of revenue from major customers [line items]
Amount of the Group's revenue				RM 3,648,000